EARNINGS (LOSS) PER SHARE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE INFORMATION (Tables)
Earnings (Loss) Per Share Information
	Successor		Predecessor
	For the	For the Eight	For the Four
	Year ended	Months ended	Months ended
	December 31,	December 31,	April 30,
	2012	2011	2011
Net income	$(1,669,283)	$63,165	$8,322
Basic and diluted weighted-average common shares outstanding	8,073,176	6,077,959	6,250,000
Basic and diluted earnings per share	$(0.21)	$0.01	$0.00